STATEMENT OF CASH FLOWS	3 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (4,217,743)
Adjustments to reconcile net loss to net cash used in operating activities:
Financing costs - derivative warrant liabilities	168,086
Change in fair value of derivative warrant liabilities	3,890,255
Net loss from investments held in Trust Account	142
Changes in operating assets and liabilities:
Prepaid expenses	(759,541)
Accounts payable	18,249
Accrued expenses	33,335
Franchise tax payable	54,695
Net cash used in operating activities	(812,522)
Cash Flows from Investing Activities
Cash deposited in Trust Account	(258,750,000)
Net cash used in investing activities	(258,750,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to the initial stockholders	25,000
Proceeds from promissory note - related party	105,000
Repayment of note payable to related party	(105,000)
Proceeds received from initial public offering, gross	258,750,000
Proceeds received from private placement	5,587,501
Offering costs paid	(3,035,655)
Net cash provided by financing activities	261,326,846
Net decrease in cash	1,764,324
Cash - beginning of the period	0
Cash - end of the period	1,764,324
Supplemental disclosure of noncash activities:
Offering costs included in accrued expenses	70,000
Offering costs included in accounts payable	34,070
Initial Value of Class A common stock subject to possible redemption	237,636,460
Change in Value of Class A common stock subject to possible redemption	$ (3,988,350)